Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

Presented below is a summary of the unaudited quarterly financial information for the Company for the years ended December 31, 2012 and 2011 (amounts in thousands, except share and per share amounts):

	Quarters Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Revenues	$6,240	$11,534	$18,944	$30,075
Net loss from continuing operations attributable to stockholders	$(4,706)	$(6,993)	$(12,650)	$(14,351)
Less: dividends declared on preferred shares	$-	$(70)	$(140)	$(158)
Net loss from continuing operations attributable to common stockholders	$(4,706)	$(7,063)	$(12,790)	$(14,509)
Net loss from discontinued operations attributable to stockholders	$(322)	$(77)	$(41)	$(259)
Net loss attributable to common stockholders, net of dividends on preferred shares	$(5,028)	$(7,140)	$(12,831)	$(14,768)
Weighted average shares outstanding	23,609,509	68,312,582	138,323,562	178,480,894
Basic and diluted loss per share from continuing operations attributable to common stockholders	$(0.20)	$(0.10)	$(0.09)	$(0.08)
Basic and diluted loss per share attributable to common stockholders	$(0.21)	$(0.10)	$(0.09)	$(0.08)

	Quarters Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Revenues	$-	$-	$584	$3,331
Net loss from continuing operations attributable to common stockholders	$(32)	$(82)	$(1,122)	$(2,647)
Net loss from discontinued operations attributable to stockholders	$-	$-	$(8)	$(808)
Net loss attributable to common stockholders	$(32)	$(82)	$(1,130)	$(3,455)
Weighted average shares outstanding	20,000	20,000	2,166,783	12,553,958
Basic and diluted loss per share from continuing operations attributable to stockholders	$(1.60)	$(4.10)	$(0.52)	$(0.28)
Basic and diluted loss per share attributable to stockholders	$(1.60)	$(4.10)	$(0.52)	$(0.22)